Deferred Stock-Based Compensation - Related Party (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2019	May 18, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 17, 2021	May 17, 2020	Apr. 07, 2020
Deferred Stock-Based Compensation - Related Party (Textual)
Common stock shares issued			25,052,746		24,122,746	22,848,246			33,000
Common Stock, per share			$ 5.00
Common stock, value			$ 2,505		$ 2,412	$ 2,285
Accrued stock-based compensation						300,995
Common stock for service			1,114,232	$ 2,252,965	2,717,291	1,550,995
Additional paid in capital	$ 2,162,408		44,540,824		39,276,685	$ 33,798,526
Vesting [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Additional value of common stock for the vesting			$ 622,057
Mr. Goode [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Additional paid in capital	$ 2,162,408
Mr. Goode [Member] | Vesting [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Common stock shares issued			500,000
Mr. Goode [Member] | Employment Agreement [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Annual base salary		$ 96,000
Increase annual base salary maximum		$ 216,000
Deferred compensation related party, description		Pursuant to the initial terms of the employment agreement, after one year of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; after two years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; and after three years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance.
Common stock shares issued	750,000	500,000					250,000	500,000
Common Stock, per share		$ 2.50
Common stock, value		$ 1,250,000
Additional shares, description	The Company entered into amendment no. 1 to the Company's employment agreement with Mr. Goode. Pursuant to the amendment, the Company's obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. Mr. Goode would have been or will be required to return such 750,000 shares to the Company as follows: ● Mr. Goode would have been required to return 500,000 of such shares to the Company if he was not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and ● Mr. Goode will return 250,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).
Additional shares issued			250,000
Unvested [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Common stock, value			$ 278,483		900,598
Additional value of common stock for the vesting					$ 687,003